Financial Instruments and Financial Risk Management (Details)						1 Months Ended							12 Months Ended
	Nov. 30, 2022 USD ($) shares	Feb. 02, 2022 USD ($) shares	Oct. 14, 2021	May 10, 2021	Dec. 06, 2016	Aug. 30, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Feb. 28, 2022 USD ($)	Jul. 31, 2021 USD ($)	Nov. 28, 2017	Mar. 29, 2017	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 ₪ / shares	Sep. 07, 2022 $ / shares	May 08, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jan. 27, 2022 USD ($)	Mar. 24, 2021 $ / shares	Feb. 25, 2021 $ / shares	Jan. 11, 2021 $ / shares	Jan. 04, 2021 USD ($)	Jul. 18, 2018
Financial Instruments and Financial Risk Management (Details) [Line Items]
Change in fair value of percentage													10.00%
Increase/decrease functional currency (in Dollars) | $													$ 600,000	$ 379,000
Financial liabilities due to payable (in Dollars) | $													$ 35,904,000	$ 7,238,000
Invested additional amount (in Dollars) | $		$ 100,000								$ 134,000
Shares issued				35.94%									1.28%
Shares outstanding			70.00%						70.00%
Invested amount (in Dollars) | $													$ 400,000		$ 100,000			$ 204,000		$ 111,000
Warrants (in Shares) | shares													30,048		91,743
Share capital issued percentage															0.47%
Share capital outstanding percentage													0.47%
Purchase of additional shares and warrants (in Shares) | shares		23,810
Shares purchase (in Shares) | shares													24,920
Bonds sold (in Dollars) | $							$ 190,000	$ 190,000
Expected volatility					63.32%						63.20%	63.20%
Expected term					5 years 6 months						5 years 6 months	5 years	3 years
Per share (in Dollars per share) | $ / shares						$ 4.16																$ 2.6	$ 2.3
Purchase of additional warrants (in Shares) | shares						425,912,000
Total consideration (in Dollars) | $						$ 4,000			$ 7,669,000										$ 400,000					$ 1,721,000
Total net proceeds (in Dollars) | $						13,400,000
Issuance cost (in Dollars) | $						$ 2,100,000
Additional warrants issued (in Shares) | shares													120,192
Additional warrants to purchase (in Shares) | shares													2,824,525
Warrants issuance year													5 years
Additional warrants outstanding (in Shares) | shares													120,192
Consolidated revenues percentage													2.30%
Expected term													3 years
Risk free interest rate percentage					0.19%						0.19%	0.19%	4.76%
Warrants and shares per unit (in Dollars per share) | $ / shares																					$ 4.2
Trade on Nasdaq per share (in Dollars per share) | $ / shares																					$ 3.15
Automax [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Invested additional amount (in Dollars) | $													$ 213,000
Additional share purchase (in Shares) | shares													2,000,000
Shares holds (in Shares) | shares													15,446,111
Shares issued													6.46%
Shares outstanding													6.46%
Invested amount (in Dollars) | $													$ 68,000
Purchase of bonds (in Shares) | shares													220,000
Safee and holds [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Shares issued														2.35%
Shares outstanding														2.35%
Tondo and holds [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Shares issued														0.67%
Shares outstanding														0.67%
SciSparc and holds [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Shares issued														3.09%
Shares outstanding														3.09%
Maris-Tech [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Shares issued														2.09%
Shares outstanding														2.09%
Invested amount (in Dollars) | $														$ 240,000
Purchase shares and warrant (in Shares) | shares														78,370
Bubbles [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Shares issued													1.49%
Shares outstanding													1.49%
Invested amount (in Dollars) | $													$ 306,000
Purchase shares (in Dollars) | $													1,236,000
ClearMind [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Invested additional amount (in Dollars) | $	$ 500,000
Additional share purchase (in Shares) | shares	76,800
Shares issued	5.77%
Shares outstanding	5.77%
Invested amount (in Dollars) | $													$ 1,250,000
Purchase shares and warrant (in Shares) | shares													66,245
Warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility					81.99%
Risk free interest					4.22%
Expected term					3 years 6 months 18 days
Warrants Two [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares																	$ 2.02
IPO scenario [Member] | Maris investment [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Risk free interest													4.69%
Expected term													2 years 9 months 7 days
Share price | $ / shares													$ 0.0544
Expected volatility													78.19%
IPO scenario [Member] | Polyrizon [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility													81.99%
Risk free interest													4.20%
share price													125.00%
Warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Initial public units (in Shares) | shares						3,717,473
IPO Warrant [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Ordinary Share, exercise price per share (in Dollars per share) | $ / shares						$ 4.04
Underwriter’s Warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Initial public units (in Shares) | shares						185,873
Ordinary Share, exercise price per share (in Dollars per share) | $ / shares						$ 5.2
Non-IPO [Member] | Maris investment [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected term													4 years 2 months 19 days
Expected volatility (in Dollars per share) | $ / shares													$ 0.83
Weighted average cost of capital percentage													83.57%
Non-IPO [Member] | Polyrizon [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected term													6 months 29 days
Share price | $ / shares													$ 4.76
Anti-dilution [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility													46.85%
Risk free interest													0.67%
Expected term													3 years
Share price | ₪ / shares																₪ 1.45
Probability for the occurrence percentage													25.00%
ScoutCam warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility													49.50%
Risk free interest													0.65%
Expected term													3 years
Share price | $ / shares													$ 6.3
Gix Warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility													46.85%
Risk free interest													0.67%
Expected term													3 years
Share price | ₪ / shares																₪ 1.45
Non-IPO Scenario [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility													87.86%								63.20%
Risk free interest													0.85%								0.24%
Expected term													2 years 9 months 7 days								2 years 6 months
Share price | $ / shares													$ 0.0544								$ 3.15
IPO scenario [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility													93.76%								55.81%
Risk free interest													0.97%								0.81%
Expected term													3 years 6 months 18 days								5 years
Share price | $ / shares																					$ 3.15
Share price percentage													120.00%
SAFO warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility													78.86%
Risk free interest													0.97%
Expected term													3 years
Share price | $ / shares													$ 7.56
Black-Scholes model [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility													78.86%												67.06%
Risk free interest													4.73%												4.76%
Expected term													3 years												5 years
Share price | $ / shares													$ 0.75
Black-Scholes model [Member] | IPO scenario [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility												67.06%
Risk free interest												4.76%
Expected term												5 years 6 months
Colugo [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Share capital issued percentage													0.97%
Share capital outstanding percentage													0.97%